Unaudited Interim Condensed Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net income (loss)	$ (150,949)	$ (51,457)
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	22,130	25,909
Amortization	8,611	10,899
Tax expense (recovery)	(9,351)	918
Interest expense	49,958	56,664
Interest income	(4,400)	(6,342)
(Gain) loss on foreign exchange	17,306	(2,480)
(Gain) loss on changes in fair value of financial instruments	15,821	33,412
Share-based compensation	3,129	3,241
(Gain) loss on disposal of assets	(20)	(3,950)
Impairment	84,469
Deferred revenue amortization	(11,304)	(14,407)
Pension expense	1,125	1,366
Other	749	(691)
Income taxes paid, net of income tax received	(9,328)	(1,580)
Interest paid, net of interest received	(27,078)	(31,350)
Operating assets and liabilities	12,752	118,772
Net cash from operating activities	3,620	138,924
Cash flows (used in) generated from investing activities
Cash payments related to satellite programs	(74,540)	(200,313)
Cash payments related to property and other equipment	(43,145)	(34,744)
Net proceeds from disposal of assets		4,500
Investments and other	(870)
Net cash (used in) generated from investing activities	(118,555)	(230,557)
Cash flows (used in) generated from financing activities
Proceeds from indebtedness	130,218	340,000
Payments of principal on lease liabilities	(674)	(515)
Satellite performance incentive payments	(212)	(190)
Proceeds from exercise of stock options	599
Tax withholdings on settlement of restricted and performance share units	(9,551)	(6,788)
Net cash (used in) generated from financing activities	120,380	332,507
Effect of changes in exchange rates on cash and cash equivalents	7,482	4,433
Changes in cash and cash equivalents	12,927	245,307
Cash and cash equivalents, beginning of period	509,798	552,064
Cash and cash equivalents, end of period	$ 522,725	$ 797,371